Consolidated and Combined Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated and Combined Statements of Operations and Comprehensive Income [Abstract]
Revenue		$ 1,258	$ 1,157	$ 1,020
Cost of services rendered		686	589	526
Gross Profit		572	567	494
Selling and administrative expenses		338	312	286
Depreciation expense		12	9	8
Amortization expense		8	8	6
Restructuring charges		3	7	3
Spin-off charges		24	13
Affiliate royalty expense		1	2	2
Interest expense		23	1
Interest income from affiliate		(2)	(3)	(2)
Interest and net investment income		(2)	(2)	(5)
Other				1
Income before Income Taxes		166	220	196
Provision for income taxes		42	60	71
Net Income		125	160	124
Other Comprehensive Income (Loss), Net of Income Taxes:
Net unrealized loss on securities				(2)
Net unrealized loss on derivative instruments		(9)
Total Other Comprehensive Loss, Net of Income Taxes:		(9)		(2)
Total Comprehensive Income		$ 116	$ 160	$ 123
Earnings per Share:
Basic		$ 1.47	$ 1.90	$ 1.47
Diluted		$ 1.47	$ 1.90	$ 1.47
Weighted-average Common Shares Outstanding:
Basic	[1]	84.5	84.5	84.5
Diluted		84.7	84.5	84.5

[1]	For periods prior to the Spin-off, earnings per share was calculated based on the 84,515,619 shares of Frontdoor stock that were outstanding at the date of distribution.